Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	4.39980%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$787,282.22

Principal:
Principal Collections	$10,341,084.58
Prepayments in Full	$4,253,874.54
Liquidation Proceeds	$105,000.26
Recoveries	$53,111.86
Sub Total	$14,753,071.24
Collections	$15,540,353.46

Purchase Amounts:
Purchase Amounts Related to Principal	$169,875.20
Purchase Amounts Related to Interest	$910.22
Sub Total	$170,785.42

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,711,138.88

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	42
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,711,138.88
Servicing Fee	$168,540.24	$168,540.24	$0.00	$0.00	$15,542,598.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,542,598.64
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,542,598.64
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,542,598.64
Interest - Class A-3 Notes	$86,925.70	$86,925.70	$0.00	$0.00	$15,455,672.94
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$15,124,422.94
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,124,422.94
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$14,927,680.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,927,680.94
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$14,786,099.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,786,099.27
Regular Principal Payment	$13,734,153.18	$13,734,153.18	$0.00	$0.00	$1,051,946.09
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,051,946.09
Residual Released to Depositor	$0.00	$1,051,946.09	$0.00	$0.00	$0.00
Total		$15,711,138.88

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,734,153.18
Total					$13,734,153.18

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,734,153.18	$29.83	$86,925.70	$0.19	$13,821,078.88	$30.02
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$13,734,153.18	$10.44	$756,499.37	$0.57	$14,490,652.55	$11.01

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$19,793,327.95	0.0429972	$6,059,174.77	0.0131624
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$160,573,327.95	0.1220366	$146,839,174.77	0.1115986

Pool Information
Weighted Average APR	4.669%	4.712%
Weighted Average Remaining Term	24.55	23.93
Number of Receivables Outstanding	14,606	13,964
Pool Balance	$202,248,290.08	$187,169,465.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$186,889,112.50	$173,154,959.32
Pool Factor	0.1374641	0.1272153

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$14,014,506.22
Targeted Overcollateralization Amount	$40,330,290.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,330,290.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$208,989.96
(Recoveries)		90	$53,111.86
Net Loss for Current Collection Period			$155,878.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9249%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8591%
Second Prior Collection Period			0.5558%
Prior Collection Period			0.6724%
Current Collection Period			0.9607%
Four Month Average (Current and Prior Three Collection Periods)			0.7620%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,724	$13,930,625.23
(Cumulative Recoveries)			$2,960,138.45
Cumulative Net Loss for All Collection Periods			$10,970,486.78
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7456%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,114.03
Average Net Loss for Receivables that have experienced a Realized Loss			$4,027.34

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.27%	185	$4,254,758.80
61-90 Days Delinquent	0.39%	25	$727,582.05
91-120 Days Delinquent	0.04%	3	$70,609.01
Over 120 Days Delinquent	0.50%	36	$936,266.14
Total Delinquent Receivables	3.20%	249	$5,989,216.00

Repossession Inventory:
Repossessed in the Current Collection Period		15	$401,847.74
Total Repossessed Inventory		24	$635,594.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4989%
Prior Collection Period			0.5409%
Current Collection Period			0.4583%
Three Month Average			0.4994%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.9267%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	42

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	40	$827,882.82
2 Months Extended	66	$1,654,548.89
3+ Months Extended	20	$451,016.14

Total Receivables Extended	126	$2,933,447.85
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer